Condensed income statement of Aegon Ltd. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Net result	€ 688	€ (179)	€ (570)
Aegon Ltd. [member]
Condensed Income Statements, Captions [Line Items]
Net result group companies	806	(65)	(411)
Other income / (loss)	(118)	(114)	(158)
Net result	€ 688	€ (179)	€ (569)